UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF

SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22802

FS CREDIT OPPORTUNITIES CORP.

(Name of Registrant)

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of FS Credit Opportunities Corp. (the “Company”) to be redeemed:

Term Preferred Shares, Series 2023 – Floating Rate (CUSIP – 30290Y AA9), each with a liquidation preference of $1,000 per share

Term Preferred Shares, Series 2023 – Fixed Rate (CUSIP – 30290Y AB7), each with a liquidation preference of $1,000 per share (together, the “Preferred Shares”)

(2)	Date on which the securities are to be redeemed:

The Preferred Shares will be redeemed on August 1, 2023 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares will be redeemed pursuant to Section 2.5(a) of the Company’s Supplement to the Charter Establishing and Fixing the Rights and Preferences of Term Preferred Shares, together with Appendix A and Appendix B thereto.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the Preferred Shares (45,000 Term Preferred Shares, Series 2023 – Floating Rate and 55,000 Term Preferred Shares, Series 2023 – Fixed Rate).

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30th day of June 2023.

FS Credit Opportunities Corp.

By:	/s/ Stephen Sypherd
Name: Stephen Sypherd
Title: General Counsel